Label	Element	Value
Gotham Total Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Gotham Total Return Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FUNDVANTAGE TRUST

Gotham Total Return Fund

Supplement dated May 1, 2020 to the Prospectus of

Gotham Total Return Fund

(the "Fund") dated February 1, 2020 (the "Prospectus")

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus. The information in this supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with the Prospectus.

Changes to the Fund's Performance Information

On page 46 of the Prospectus, the performance table under the heading "Gotham Total Return Fund Investor Class Shares Average Annual Total Returns for the periods ended December 31, 2019" is deleted in its entirety and replaced with the following:

Gotham Total Return Fund Investor Class Shares Average Annual Total Returns for the periods ended December 31, 2019[4]	1 Year	Since Inception (March 31, 2015)
Investor Class Shares Return Before Taxes	12.18%	7.52%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)[2]	10.71%	1.13%
S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)[3]	31.49%	12.13%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2019
Supplement Closing [Text Block]	ck0001388485_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Gotham Total Return Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Investor Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.18%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Gotham Total Return Fund | Investor Class | HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.71%
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Gotham Total Return Fund | Investor Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	31.49%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015